Trade Accounts Receivable	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable
Trade Accounts Receivable
7. Trade Accounts Receivable

	Balances falling due	Overdue	Overdue for more	Total	Total
		Up to 90 days	More than 90 days	12.31.2025	12.31.2024
Electricity sales to final customers and Charges for use of the system - Copel DIS (a)	1,816,229	439,188	161,699	2,417,116	2,255,678
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS	931,460	—	—	931,460	930,801
Electricity sales for final customers	135,042	1,736	4,647	141,425	177,516
Other consumers receivables	68,662	26,691	16,227	111,580	187,204
Energy supply	813,128	6,862	137,615	957,605	666,055
Charges for use of the transmission system	102,758	1,354	55,166	159,278	102,342
(-) Expected credit losses (Note 7.2)	(9,669)	(17,637)	(228,012)	(255,318)	(240,714)
	3,857,610	458,194	147,342	4,463,146	4,078,882
Current				4,300,957	3,962,702
Noncurrent				162,189	116,180
(a) Includes the balance of debt installments of Copel DIS (Note 7.1).
7.1. Debt installments

	12.31.2025	12.31.2024
Residential	99,097	106,440
Industrial	69,950	77,038
Commercial	298,725	181,104
Rural	9,212	10,058
Public Entities	4,647	5,011
Public lighting	419	454
Public service	1,931	2,074
(-) Adjustment to present value	(99,910)	(21,251)
	384,071	360,928
At Copel DIS, the installment payment of overdue debts may be granted at the consumer's request based on criteria and conditions, which include the minimum down payment percentage, the number of installments, and guarantee requirements, depending on the amount of the debt.
The balances of debt installments, as of December 31, 2025, are at present value, and take into account the amount to be discounted, the due dates of the installments and the weighted average discount rate of 1.2% p.m. (1.28% p.m. as of December 31, 2024).
7.2. Expected credit losses

	Balance as of January 01, 2024	Additions	Write offs	Reclassification (a)	Balance as of December 31, 2024	Additions / (Reversals)	Write offs	Business combination effect (b)	Balance as of December 31, 2025
Electricity sales to final customers, Charges for use of the system and other consumers receivables - Copel DIS	133,867	70,627	(120,871)	—	83,623	100,735	(87,304)	—	97,054
Electricity sales to final customers and other consumers receivables - Copel COM	15,324	716	(9,175)	—	6,865	(1,468)	(2,381)	—	3,016
Energy supply and Charges for use of the transmission system	133,191	21,172	(4,137)	—	150,226	(1,764)	(2,412)	9,198	155,248
Gas distribution	—	7,510	—	(7,510)	—	—	—	—	—
	282,382	100,025	(134,183)	(7,510)	240,714	97,503	(92,097)	9,198	255,318
(a) Reclassification related to Compagas values, sold in 2024.
(b) Balances acquired in the business combination described in Note 1.2.